Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of Fair Value of the Assets at the Date of Transfer	Oct. 31, 2022 USD ($)
Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of Fair Value of the Assets at the Date of Transfer [Line Items]
Net assets acquired	$ 1,367,668
Mineral Properties [Member]
Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of Fair Value of the Assets at the Date of Transfer [Line Items]
Net assets acquired	327,690
Mining Equipment [Member]
Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of Fair Value of the Assets at the Date of Transfer [Line Items]
Net assets acquired	45,647
Computer Equipment and Software [Member]
Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of Fair Value of the Assets at the Date of Transfer [Line Items]
Net assets acquired	9,331
Loans to Ekidos (the “Silver Bull Loans”) [Member]
Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of Fair Value of the Assets at the Date of Transfer [Line Items]
Net assets acquired	$ 985,000